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    As filed with the Securities and Exchange Commission on February 20, 2004

                                                     Registration No. 333-109350

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   -----------
                                    FORM N-14
                                   -----------

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

    | | Pre-Effective Amendment No.           |X|Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                               ECLIPSE FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of Principal Executive Offices) (Zip code)

                         Registrant's Telephone Number:
                                 (973) 394-4448

                             Robert A. Anselmi, Esq.
                                  Sara B. Smahl
                                  NYLIM Center
                              169 Lackawanna Avenue
                                Parsippany, New
                                  Jersey 07054
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Paul S. Stevens, Esq.
                                   Dechert LLP
                               1775 I Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on November 5, 2003 (SEC File No. 333-109350).

                               ECLIPSE FUNDS INC.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     With respect to Eclipse Fund Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 the Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court to appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1)  (a)  Articles of Incorporation of Eclipse Funds Inc. (1)
          (b) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc. (2)
          (c) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (4)
          (d) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (6)
          (e) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (7)
          (f) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (12)
          (g) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc. (22)
          (h) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (22)
          (i) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc. (25)
     (2)  By-Laws of Eclipse Funds Inc. (1)
     (3)  Not Applicable.
     (4)  Form of Agreement and Plan of Reorganization. (28)
     (5)  Specimen Certificates for Common Stock(3).

     (6)  (1)  (a)  Form of (composite) Management Agreement between MainStay
                    Institutional Funds Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Asset Manager Fund (formerly Multi-Asset Fund), Short Term Bond Fund and Value Equity Fund, and MainStay Management LLC.(11)

               (b) Substitution Agreement between MainStay Institutional Funds Inc. and New York Life Investment Management LLC.(22) (c) Management Agreement between Eclipse Funds Inc., on behalf of Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund, and New York Life Investment Management LLC.(22)

               (d) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Growth Equity Fund, Indexed Equity Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, Money Market Fund, Short Term Bond Fund, Asset Manager Fund, International Broad Market Fund, and International Equity Fund(22)

          (e) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Tax-Managed Equity Fund.
     (2) (a) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short Term Bond Fund and Value Equity Fund, and MacKay Shields LLC.(11)
          (b) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of EAFE Index Fund, Indexed Bond FundIndexed Equity Fund and Asset Manager Fund (formerly Multi-Asset Fund), and Monitor Capital Advisors LLC.(11)
          (c) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Money Market Fund and New York life Insurance Company(11)
          (d) Form of Sub-Advisory Agreement between New York Life Investment Management LLC, on behalf of the Core Bond Plus Fund and the Tax Free Bond Fund, and MacKay Shields LLC.(13)
     (7) Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors, Inc.(5)
     (8)  Not Applicable.
     (9) (1) Form of Custody Agreement between Eclipse Funds Inc. and State Street Bank.(6)
          (2) Amended Appendix C to the Custody Agreement between Eclipse Funds Inc. and State Street Bank.(22)
     (10) (a)  Form of Account Application for Eclipse Funds Inc.(3)
          (b)  Shareholder Services Plan for Eclipse Funds Inc.(10)
          (c) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc.(12)
          (d) Shareholder Services Plan for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc.(12)
          (e) Plan of Distribution Pursuant to Rule 12b-1 for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc.(12)
          (f) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Service Class Shares).(24)
          (g) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (L Class Shares).(25)
          (h) Plan of Distribution pursuant to Rule 12b-1 for L Class Shares of Eclipse Funds Inc.(25)
     (11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (29)


     (12) Opinion of Dechert LLP regarding tax matters. (filed herewith)
     (13) Not Applicable.
     (14) (a)  Consent of Independent Auditors. (29)
          (b)  Consent of Independent Auditors. (29)
     (15) Not Applicable.
     (16) Powers of Attorney.(27)

_______________

     (1)  Filed with Registration Statement No. 33-36962 on September 21, 1990.
     (2) Filed with Pre-Effective Amendment No.1 to Registration Statement No. 33-36962 on November 19, 1990.
     (3) Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.
     (4) Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.
     (5) Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.
     (6) Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.
     (7) Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

     (8) Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.
     (9) Filed with Post-Effective Amendment No. 12 to Registration Statement No. 12 to Registration Statement No. 33-36962 on February 28, 1996.
     (10) Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.
     (11) Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.
     (12) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.
     (13)Filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-36962 on October 18, 2000.
     (14) Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-8865 on April 30, 1990.
     (15) Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-8865 on October 13, 1994.
     (16) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-8865 on April 30, 1999.
     (17) Filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-8865 on April 30, 1991.
     (18) Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-8865 on January 9, 1987.
     (19) Filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-8865 on April 20, 2000.
     (20) Filed with Initial Registration Statement No. 33-8865 on September 19, 1986.
     (21) Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-8865 on February 27, 1998.
     (22) Filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.
     (23) Filed with Post-Effective Amendment No. 30 to the Company's Registration Statement No. 33-36962 on February 25, 2002.
     (24) Filed with Post-Effective Amendment No. 31 to the Company's Registration Statement No. 33-36962 on May 3, 2002.
     (25) Filed with Post-Effective Amendment No. 32 to the Company's Registration Statement No. 33-36962 on November 6, 2002.
     (26) Filed with Post-Effective Amendment No. 33 to the Company's Registration Statement No. 33-36962 on December 27, 2002.
     (27) Filed with Post-Effective Amendments No. 22 and 24 to the Company's Registration Statement No. 33-36962 on March 1, 2001 and May 3, 2002, respectively.
     (28) Filed as Exhibit A to the Company's initial Registration Statement
          No. 333-109350 on Form N-14 filed on October 1, 2003.
     (29) Filed with Pre-Effective Amendment No. 2 to the Company's Registration Statement No. 333-109350 on Form N-14 filed on November 5, 2003.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the informationcalled for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Parsippany and the State of New Jersey on the 20th of February, 2004.

                                                     ECLIPSE FUNDS INC.

                                                     /s/ Stephen C. Roussin*
                                                     -----------------------
                                                     Stephen C. Roussin
                                                     President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                            TITLE                       Date
---------------------------     ----------------------------------   ----------------
   /s/ Stephen C. Roussin*      Chairperson, President and Trustee   February 20, 2004
---------------------------
     Stephen C. Roussin


    /s/ Lawrence Glacken*       Trustee                              February 20, 2004
---------------------------
      Lawrence Glacken


   /s/ Robert P. Mulhearn*      Trustee                              February 20, 2004
---------------------------
     Robert P. Mulhearn


     /s/ Susan B. Kerley*       Trustee                              February 20, 2004
---------------------------
      Susan B. Kerley


     /s/ Peter Meenan**         Trustee                              February 20, 2004
---------------------------
        Peter Meenan


  /s/ Patrick J. Farrell        Treasurer and Chief Financial and    February 20, 2004
---------------------------     Accounting Officer
     Patrick J. Farrell


*By: /s/ Patrick J. Farrell                                          February 20, 2004
---------------------------
   Patrick J. Farrell as
      Attorney-in-Fact

* Pursuant to Powers of Attorney filed on March 1, 2001 as a part of Post-Effective Amendment No. 22 to the Company's Registration Statement.

** Pursuant to Powers of Attorney filed on May 3, 2002 as a part of Post-Effective Amendment No. 24 to the Company's Registration Statement.

                                INDEX OF EXHIBITS

(12) Opinion of Dechert regarding tax matters.